CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 43,494	273,746	190,493
Term deposits	15,597	98,163	120,500
Short-term investments	5,505	34,648	32,469
Accounts receivable	5,001	31,478	35,091
Inventories			358
Prepaid expenses and other current assets	3,611	22,725	30,966
Amounts due from related parties	37,817	238,016	246,925
Deferred tax assets-current	905	5,697	5,003
Total current assets	111,930	704,473	661,805
Property and equipment, net	38,007	239,210	227,507
Deposits paid for acquisition of property and equipment	2,844	17,902	19,792
Deferred tax assets - non-current	1,306	8,217	3,470
Rental deposits	351	2,213	936
Land use rights	4,235	26,657	27,265
Acquired intangible assets, net	10,111	63,638	65,849
Goodwill	6,873	43,255	43,255
Total assets	175,657	1,105,565	1,049,879
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB10,277 and RMB1,975 as of December 31, 2010 and 2011, respectively)	356	2,239	11,410
Deferred revenues - current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB18,762 and RMB20,525 as of December 31, 2010 and 2011, respectively)	19,913	125,332	105,891
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB12,486 and RMB18,644 as of December 31, 2010 and 2011, respectively)	14,614	91,980	83,486
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB2,201 and RMB1,953 as of December 31, 2010 and 2011, respectively)	2,089	13,146	31,177
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Group of RMB8,432 and RMB8,893 as of December 31, 2010 and 2011, respectively)	8,174	51,448	44,612
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB2,482 and RMB3,047 as of December 31, 2010 and 2011, respectively)	3,491	21,970	20,508
Total current liabilities	48,637	306,115	297,084
Deferred revenues - non-current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB71 and RMB33 as of December 31, 2010 and 2011, respectively)	1,916	12,059	9,804
Deferred tax liabilities-non-current (including deferred taxes liabilities of the consolidated VIE without recourse to the Group of RMB1,057 and RMB1,017 as of December 31, 2010 and 2011, respectively)	1,469	9,243	9,836
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIE without recourse to the Group of RMB1,251 and RMB2,364 as of December 31, 2010 and 2011, respectively)	967	6,089	3,691
Total liabilities	52,989	333,506	320,415
Commitments (Note 20)
ChinaEdu Corporation shareholders' equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 54,395,185 and 47,689,306 shares issued and outstanding, respectively as of December 31, 2010; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011)	642	4,041	4,071
Additional paid-in capital	107,011	673,516	674,648
Statutory reserves	5,821	36,635	29,592
Accumulated deficits	(12,684)	(79,830)	(89,608)
Accumulated other comprehensive loss	(4,696)	(29,556)	(22,724)
Total ChinaEdu Corporation shareholders' equity	96,094	604,806	595,979
Noncontrolling interests	26,574	167,253	133,485
Total equity	122,668	772,059	729,464
Total liabilities and equity	$ 175,657	1,105,565	1,049,879